Bahl & Gaynor Small Cap Dividend ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%		Shares	Value
Communication Services - 2.8%
New York Times Company - Class A		60,863	$3,493,536

Consumer Discretionary - 10.4%
Gildan Activewear, Inc.		119,527	6,908,661
Installed Building Products, Inc.		6,813	1,680,494
Meritage Homes Corporation		14,367	1,040,602
Texas Roadhouse, Inc.		18,930	3,145,219
			12,774,976

Consumer Staples - 6.4%
Interparfums, Inc.		22,743	2,237,456
Marzetti Company		17,145	2,962,485
Utz Brands, Inc.		225,141	2,735,463
			7,935,404

Energy - 2.0%
DT Midstream, Inc.		21,816	2,466,517

Financials - 12.4%
Evercore, Inc. - Class A		16,067	5,419,721
Kinsale Capital Group, Inc.		7,625	3,242,608
Reinsurance Group of America, Inc.		9,111	1,750,496
Victory Capital Holdings, Inc. - Class A		74,503	4,824,814
			15,237,639

Health Care - 18.6%
Chemed Corporation		11,310	5,063,940
Ensign Group, Inc.		51,638	8,921,497
LeMaitre Vascular, Inc.		35,383	3,096,366
Perrigo Company PLC		108,810	2,423,199
US Physical Therapy, Inc.		40,781	3,464,346
			22,969,348

Industrials - 33.3%(a)
AAON, Inc.		35,233	3,292,172
Applied Industrial Technologies, Inc.		9,482	2,475,276
BWX Technologies, Inc.		33,379	6,154,086
Curtiss-Wright Corporation		13,947	7,572,384
Enpro, Inc.		22,077	4,989,402
Federal Signal Corporation		54,627	6,500,067
MSA Safety, Inc.		26,753	4,603,389
Tetra Tech, Inc.		136,030	4,540,681
UFP Industries, Inc.		10,063	940,790
			41,068,247

Information Technology - 4.4%
Littelfuse, Inc.		14,848	3,845,780
Universal Display Corporation		10,677	1,533,538
			5,379,318

Materials - 5.0%
AptarGroup, Inc.		22,793	3,046,512
Balchem Corporation		12,122	1,819,027
Innospec, Inc.		16,973	1,309,637
			6,175,176

Real Estate - 1.3%
Terreno Realty Corporation		28,172	1,598,761

Utilities - 3.3%
Chesapeake Utilities Corporation		30,700	4,134,983
TOTAL COMMON STOCKS (Cost $100,750,314)			123,233,905

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.2%		Par	Value
3.91%, 12/11/2025 (b)		65,000	64,507
3.86%, 12/18/2025 (b)		44,000	43,633
3.88%, 12/26/2025 (b)		36,000	35,669
3.82%, 12/30/2025 (b)		67,000	66,356
TOTAL U.S. TREASURY BILLS (Cost $210,175)			210,165

TOTAL INVESTMENTS - 100.1% (Cost $100,960,489)			123,444,070
Liabilities in Excess of Other Assets - (0.1)%			(86,160)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$123,357,910
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Zero coupon bond, the rate shown is the annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Bahl & Gaynor Small Cap Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$123,233,905	$–	$–	$123,233,905
U.S. Treasury Bills	–	210,165	–	210,165
Total Investments	$123,233,905	$210,165	$–	$123,444,070

Refer to the Schedule of Investments for further disaggregation of investment categories.